FAIR VALUE MEASUREMENTS - Discount Rate Sensitivity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Life settlement policies, fair value, impact of +2% discount rate adjustment	$ 53,987,508
Life settlement policies, change in fair value, impact of +2% discount rate adjustment	(2,698,109)
Life settlement policies, at fair value	56,685,617	$ 13,809,352
Life settlement policies, fair value, impact of -2% discount rate adjustment	59,857,879
Life settlement policies, change in fair value, impact of -2% discount rate adjustment	$ 3,172,262